Investments (Details) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($) shares
Investments (Details) [Line Items]
Impairment loss	$ 900
Common shares received (in Shares) | shares		55,322
Financial assets are recorded at fair value		$ 3,300			$ 3,400
Fair value of investments		$ 70
Paramount Gold Nevada Corp [Member]
Investments (Details) [Line Items]
Common shares received (in Shares) | shares					30,086
Interest, percentage		5.65%			6.40%
Net loss		$ 100	$ 200
Carrying value of investment		$ 1,500			$ 2,400